Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory	The following table provides the components of Inventories and the estimated recoverable gold ounces therein (dollars in thousands):

	March 31, 2021		December 31, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$6,282	—	$6,449	—
Merrill-Crowe process plant	5,753	3,300	4,810	2,587
Carbon-in-column	2,750	1,703	299	166
Finished good (doré and off-site carbon)	4,165	2,489	1,309	710
Total	$18,950	7,492	$12,867	3,463

The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$6,449	—	$2,559	—
Merrill-Crowe process plant	4,810	2,587	1,004	691
Carbon-in-column	299	166	478	474
Finished good (doré)	1,309	710	412	278
Total	$12,867	3,463	$4,453	1,443

Schedule of inventory, Ore on leach pads
The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (dollars in thousands):

	March 31, 2021		December 31, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads, current	$33,090	20,140	$38,041	21,869
Ore on leach pads, non-current	9,243	5,626	7,243	4,164
Total	$42,333	25,766	$45,284	26,033

The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads, current	$38,041	21,869	$22,062	17,019
Ore on leach pads, non-current	7,243	4,164	—	—
Total	$45,284	26,033	$22,062	17,019